Organization and Principal Activities (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 66,151,439	$ 85,734,048	$ 32,538,513	$ 36,370,950
Restricted cash	2,483,557
Accounts receivable - others, net	14,410,947	12,007,714
Short - term investments	16,443,831
Others	1,270,593	1,027,031
Total current assets	149,830,957	120,734,896
Property and equipment, net	7,398,133	5,789,534
Acquired intangible assets, net	396,753	1,539,534
Cost method investment	1,542,454	554,392
Equity method investment, net	1,019,009	1,228,269
Rental deposits	1,292,078	1,422,626
Guarantee fund deposits	6,002,920	6,076,036
Total assets	167,623,826	144,065,157	$ 113,903,358
Current liabilities:
Accrued expenses and other current liabilities	992,754	931,759
Total current liabilities	85,129,605	43,758,927
VIEs [Member]
Current assets:
Cash and cash equivalents	41,551,367	47,788,398
Restricted cash	2,483,557
Accounts receivable - others, net	7,031,380	45,278,278
Short - term investments	16,443,831
Others	9,013,619	3,971,332
Total current assets	76,523,754	97,038,008
Property and equipment, net	5,103,126	4,311,095
Acquired intangible assets, net	288,309	1,539,534
Cost method investment	1,542,454	554,392
Equity method investment, net	1,019,009	1,228,269
Rental deposits	972,252	989,383
Guarantee fund deposits	5,760,309	5,850,623
Investment in subsidiaries	39,026,188	43,553,986
Deferred tax assets, non-current	2,230	4,982
Total assets	130,237,631	155,070,272
Current liabilities:
Accrued expenses and other current liabilities	38,761,329	20,425,274
Accounts payable	2,151,134	3,387,125
Total current liabilities	40,912,463	23,812,399
Non-current liabilities	149,679	571,924
Total third-party liabilities	41,062,142	24,384,323
Inter-company liabilities	$ 3,397,736	$ 44,591,484